SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of Held-to-Maturity Investments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 Fixed-rate investment [Member] USD ($)	Dec. 31, 2014 Fixed-rate investment [Member] CNY		Dec. 31, 2014 Adjustable-rate investment USD ($)	Dec. 31, 2014 Adjustable-rate investment CNY
Held-to-maturity investments
Amortized cost		100,000			250,000
Gross holding unrealized gain		437	[1]		3,830	[1]
Fair value	$ 16,187	100,437		$ 40,910	253,830

[1]	The gross holding unrealized gain was interest income.